Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017156
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017157
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000017156
Average Annual Return [Line Items]
Average Annual Return, Percent	11.15%	7.09%	7.53%
Without Sales Load [Member] | C000017157
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	6.77%	7.23%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%
DWS Index: Russell 2000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%